INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investment in Unconsolidated Subsidiary [Abstract]
Equity earnings from unconsolidated subsidiary	$ 496	$ 530	$ 1,159
Fly-Z/C LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	57.40%
Number of aircraft owned | Aircraft	2
Equity earnings from unconsolidated subsidiary	$ 500	500	1,200
Contributions to unconsolidated subsidiary			2,000
Distributions from unconsolidated subsidiary	$ 0	$ 0	$ 0
Fly-Z/C LP [Member] | Summit Aviation Partners LLC [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	10.20%